Risk management (Details 8) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Possible Result [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis	$ (13)
Remote Result [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis	$ (15)